Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Jul. 27, 2012
Document and Entity Information
Entity Registrant Name	Digital Development Group Corp
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0001379699
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		73,500,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 0	$ 0
Notes Receivable	456,535	0
Total Current Assets	456,535	0
CURRENT LIABILITIES
Accounts payable and accrued expenses	222,896	18,693
Advances from related party	0	64,570
Convertible notes payable	450,000	0
Total Current Liabilities	672,896	83,263
STOCKHOLDERS DEFICIT
Common stock 200,000,000 shares authorized, at $0.001 par value; 73,500,000 shares issued and outstanding	73,500	73,500
Additional paid-in capital	(31,850)	(31,850)
Deficit accumulated during the pre-exploration stage	(258,011)	(124,913)
Total Stockholders Deficit	(216,361)	(83,263)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 456,535	$ 0

CONDENSEDBALANCE SHEETS PARENTHETICALS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Common stock, par or stated value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	73,500,000	73,500,000
Common Stock, shares outstanding	73,500,000	73,500,000

CONDENSED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		67 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0
EXPENSES
Accounting and auditing	2,780	1,920	7,200	6,340	35,342
Bank charges and interest	8,641	0	8,641	0	9,522
Consulting	40,573	0	40,573	0	65,573
Edgarizing	3,017	392	3,017	952	10,500
Exploration	0	0	0	0	4,146
Filing fees	0	0	1,881	0	2,972
Impairment loss on mineral claim	0	0	0	0	12,000
Incorporation costs	0	0	0	0	620
Legal	35,234	0	35,234	0	37,234
Management fees	0	0	0	0	30,000
Office	0	385	437	451	2,029
Rent	5,118	0	5,118	0	13,207
Transfer agent's fees	1,560	0	1,632	564	5,501
Travel expenses	76,894	0	76,894	0	76,894
Web site development	47,782	0	47,782	0	47,782
Total Operating Expenses	221,599	2,697	228,410	8,307	353,322
Other Income:
Gain on forgiveness of debt	(88,776)	0	(88,776)	0	(88,776)
Interest income	(6,535)	0	(6,535)	0	(6,535)
NET LOSS	$ (126,288)	$ (2,697)	$ (133,098)	$ (8,307)	$ (258,011)
NET LOSS PER COMMON SHARE
Basic and diluted	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE OUTSTANDING SHARES
Basic and diluted	73,500,000	73,500,000	73,500,000	73,500,000

STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		67 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period.	$ (133,098)	$ (8,307)	$ (258,011)
Adjustments to reconcile net loss to net cash provided by operating activities:
Gain on forgiveness of debts	(88,776)	0	(88,776)
Impairment loss on mineral claims	0	0	12,000
Changes in operating assets and liabilities:
Interest receivables	(6,535)	0	(6,535)
Accounts payables and accrued expense.	223,087	3,192	241,780
Net cash used in operating activities	(5,322)	(5,115)	(99,542)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of mineral claims	0	0	(12,000)
Net cash used in investing activities	0	0	(12,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party	5,322	5,115	69,892
Proceeds from issuance of common stock	0	0	41,650
Net cash provided by financing activities	5,322	5,115	111,542
Net Increase (Decrease) in Cash	0	0	0
Cash at Beginning of Period	0	0	0
CASH AT END OF PERIOD	0	0	0
Supplemental disclosure of non-cash financing activities:
Gain on forgiveness of debt advances from related party	69,892	69,892
Gain on forgiveness of debt accounts payable	$ 18,884	$ 18,884

ORGANIZATION	6 Months Ended
Jun. 30, 2012
ORGANIZATION
ORGANIZATION

1.           ORGANIZATION

Digital Development Group Corp. (the “Company”) (originally Regency Resources Inc.) was incorporated under the laws of the State of Nevada on December 11, 2006 with the authorized capital stock of 200,000,000 shares at $0.001 par value.

The Company was organized for the purpose of acquiring and developing mineral properties.  At the report date mineral claims, with unknown reserves, had been acquired.  The Company has not established the existence of a commercially minable ore deposit and therefore has not reached the exploration stage and is considered to be in the pre-exploration stage.

The Company entered into a binding letter of intent with Digitally Distributed Acquisition Corp., a Delaware corporation (“DDAC”), effective April 10, 2012 (the “LOI”), in connection with a proposed reverse acquisition transaction by and between the Company and DDAC whereby the Company will acquire all of the shares of outstanding capital stock of DDAC in exchange for the issuance of a certain ownership interest in the Company to the shareholders of DDAC (the “Share Exchange”). DDAC is expected to have certain valuable products and intellectual property rights comprised of a web-based multi-tiered billing infrastructure and related to proprietary software and other means of syndicating and encoding media content that it will acquire from Digitally Distributed, LLC, a Delaware limited liability company prior to or concurrently with the closing of the transaction.

In addition, in accordance with the LOI, the Company has committed to providing or facilitating a financing of up to an aggregate of $1,000,000 through convertible debentures as follows: (a) $150,000 to DDAC upon execution of the LOI; (b) $100,000 to DDAC at closing of the transaction; and (c) no less than $100,000 to DDAC each month after closing of the transaction.

As part of the Share Exchange, the Company shall issue to the shareholders of DDAC 18,000,000 shares of Company common stock which will represent approximately 37.5% of the ownership interest in the Company. Upon Closing, DDAC shall become a wholly-owned subsidiary of the Company.

The above reverse acquisition was completed on July 31, 2012.

Name Change

The Company amended its Articles of Incorporation to change its name from Regency Resources, Inc. to The Digital Development Group Corp., effective May 2, 2012

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Method

The Company recognizes income and expenses based on the accrual method of accounting.

Dividend Policy

The Company has not yet adopted a policy regarding payment of dividends.

Basic and Diluted Net Loss Per Share

Basic net loss per share amounts are computed based on the weighted average number of shares actually outstanding.   Diluted net income (loss) per share amounts are computed using the weighted average number of common and common equivalent shares outstanding as if shares had been issued on the exercise of the common share rights unless the exercise becomes antidulutive and then the basic and diluted per share amounts are the same.

Income Taxes

The Company utilizes the liability method of accounting for income taxes.  Under the liability method deferred tax assets and liabilities are determined based on differences between financial reporting and the tax bases of the assets and liabilities and are measured using the enacted tax rates and laws that will be in effect, when the differences are expected to be reversed.   An allowance against deferred tax assets is recorded, when it is more likely than not, that such tax benefits will not be realized.

The Company utilizes the liability method of accounting for income taxes.  Under the liability method deferred tax assets and liabilities are determined based on differences between financial reporting and the tax bases of the assets and liabilities and are measured using the enacted tax rates and laws that will be in effect, when the differences are expected to be reversed.   An allowance against deferred tax assets is recorded, when it is more likely than not, that such tax benefits will not be realized.

The Company’s deferred tax assets, valuation allowance, and change in valuation allowance are as follows (“NOL” denotes Net Operating Loss):

Period Ended	Estimated NOL Carry-Forward	NOL Expires	Estimated Tax Benefit from NOL	Valuation Allowance	Net Tax Benefit

12/31/06	$ 1,678	2026	$ 503	$ (503)	$ -

12/31/07	8,517	2027	2,555	(2,555)	-

12/31/08	39,475	2028	11,842	(11,842)	-

12/31/09	35,459	2029	10,638	(10,638)	-

12/31/10	21,202	2030	6,361	(6,361)	-

12/31/11	18,582	2031	5,575	(5,575)	-

6/30/12	133,098	2032	39,929	(39,929)	-

	$ 258,011		$ 77,403	$ (77,403)	$ -

The total valuation allowance as of June 30, 2012 is $(77,403) which increased by $(39,929) for the six months ended June 30, 2012.

Foreign Currency Translations

Part of the transactions of the Company were completed in Canadian dollars and have been translated to US dollars as incurred, at the exchange rate in effect at the time, and therefore, no gain or loss from the translation is recognized.  The functional currency is considered to be US dollars.

Revenue Recognition

Revenue is recognized on the sale and delivery of a product or the completion of a service provided.

Advertising and Market Development

The company expenses advertising and market development costs as incurred.

Financial Instruments

The carrying amounts of financial instruments are considered by management to be their fair value due to their short term maturities.

Estimates and Assumptions

Management uses estimates and assumptions in preparing financial statements in accordance with general accepted accounting principles.  Those estimates and assumptions affect the reported amounts of the assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.   Actual results could vary from the estimates that were assumed in preparing these financial statements.

Reclassification

Certain prior period amounts have been reclassified to conform to the current period’s financial statement presentation.

Recent Accounting Pronouncements

Accounting standards promulgated by the FASB change periodically. Changes in such standards may have an impact on the Company's future financial statements. The following are a summary of recent accounting developments.

In May 2011, the Financial Accounting Standards Board ("FASB") issued  Accounting Standards Update No. 2011-04, "Fair  Value  Measurements (Topic  820):  Amendments to  Achieve  Common  Fair  Value  Measurement  and Disclosure  Requirements in  U .S. GAAP  and IFRS"  ("ASU  2011-04").     ASU 2011-04 redefines many of the requirements in U .S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS.   ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs.  This new guidance is effective for the Company beginning in the first quarter of 2012.   The adoption of this standard did not materially impact the Company's financial statement footnote disclosures.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income. The new guidance allows a n entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements.  The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders' equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income from that of current accounting guidance. This new guidance is effective for years and interim periods beginning after December IS, 20 II. The Company's adoption of this accounting guidance did not have a material impact on its financial statements and related disclosures.

In December 2011, the FASB   issued   Accounting Standards Update ("ASU") No.  2011-1 2,  Topic   220   - Comprehensive income ("ASU 2011-1 2"), which indefinitely deferred  certain provisions of ASU 2011-05, including the  requirement   to  present   reclassification  adjustments  out  of  accumulated  other  comprehensive  income  by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011.  The Company's adoption of ASU 20 11-12 did not have a material impact on its financial statements and related disclosures.

In July, 2012, the FASB issued guidance on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low. The changes permit businesses and other organizations to first use subjective criteria to determine if an in tangible asset has lost value. The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 2012.  Early adoption is permitted. The Company  does  not  expect  adopt ion of  this accounting  guidance  will have a  material  impact  on  its  financial statements and related disclosures.

The Company has also reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial statements and related disclosures.

SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES
SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

3.           SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

During the six months ended June 30, 2012, the President of the Company advanced $5,322 to the Company. These advances are non-interest bearing and payable on demand.

On June 11, 2012, the President of the Company forgave all advances made to the Company to-date, in the amount of $69,892.

The CEO and CFO of the Company is also the CEO of Digitally Distributed Acquisition Corp.

NOTES RECEIVABLE.	6 Months Ended
Jun. 30, 2012
NOTES RECEIVABLE.
NOTES RECEIVABLE.

4.          NOTES RECEIVABLE.

In connection with the binding letter of intent dated April 10, 2012 between the Company and Digitally Distributed Acquisition Corp. (DDAC), the Company agreed to advance $450,000 to DDAC. DDAC executed promissory notes to the Company, which are payable on demand and carry an annual simple interest rate of 10%. Related accrued interest on these notes totaled $6,535 as of June 30, 2012. Upon closing of the voluntary share exchange transaction contemplated under the LOI, the unpaid principal and any accrued and unpaid interest shall be immediately due and payable.

CONVERTIBLE NOTES PAYABLE	6 Months Ended
Jun. 30, 2012
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

5.         CONVERTIBLE NOTES PAYABLE.

In connection with the binding letter of intent dated April 10, 2012 between the Company and DDAC, Coventry Capital LLC (Holder) advanced a total $450,000, under convertible promissory notes.

Advance Date	$ Advanced
April 12, 2012	$150,000
April 27, 2012	$100,000
May 24, 2012	$100,000
June 11, 2012	$100,000
Total	$450,000

These convertible promissory notes are payable on demand and carry an interest rate of 1% per month (simple interest), until the closing of the of the voluntary share exchange transaction contemplated under the letter of intent. Thereafter, the interest rate shall adjust to 3% per year, simple interest.

Upon closing of the voluntary share exchange transaction contemplated under the letter of intent, the unpaid principal and any accrued and unpaid interest shall be immediately due and payable.

At any time on or before the maturity date, the holder, at its sole discretion may elect to have all or part of the principal and the accrued and unpaid interest thereon, converted into a number of shares of common stock of the Company determined by dividing (i) the unpaid principal and any accrued and unpaid interest thereon, as of the conversion date, by (ii) the lower of (a) the price per share at which shares of capital stock of the Company are sold in any financing, or (b) $0.50 per share. A "financing" means the sale of shares of capital stock of the Company occurring within twenty four (24) months after the closing.

CAPITAL STOCK	6 Months Ended
Jun. 30, 2012
CAPITAL STOCK
CAPITAL STOCK

6.           CAPITAL STOCK

On April 15, 2007, Company completed a private placement consisting of 49,500,000 common shares sold to directors and officers for a total consideration of $1,650.  On October 31, 2008, the Company completed a private placement of 24,000,000 common shares for a total consideration of $40,000.

On December 12, 2011, the directors of the Company approved a resolution to distribute a dividend on the outstanding shares of the Company on the basis of the issuance of 29 new shares for one existing share of common stock presently held (the “Stock Dividend”).   As a result of the Stock Dividend every one outstanding shares of common stock was increased by thirty share of common stock.   As at March 31, 2012, there were 73,500,000 common shares issued and outstanding.  All share references in these financial statements have been retroactively adjusted for this stock dividend.

GOING CONCERN	6 Months Ended
Jun. 30, 2012
GOING CONCERN
GOING CONCERN
7.	GOING CONCERN

The Company sustained operating losses during the three and six months ended June 30, 2012 and the year ended December 31, 2011.  The  Company's continuation as a going concern  is  dependent  on  its ability  to generate sufficient cash flows from operations to meet its obligations an d/or obtaining additional financing from its members or other sources, as may be required.

The accompanying unaudited condensed financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company's ability to do so. The condensed financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Management's plans are to enter a merger transaction with another business and to raise additional funding.  As discussed in Note 1, the Company has completed a merger transaction with a private company, DDAC, on July 31, 2012, DDAC is expected to generate revenues in the next twelve months, however, if DDAC is not successful in executing its business plan. The Company will be required to decrease expenses and raise additional equity and/or debt financing.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	8 . SUBSEQUENT EVENTS As identified in Footnote 1, the reverse acquisition between the Company and DDAC closed on July 31, 2012.

SIGNIFICANT POLICIES (POLICIES)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT POLICIES (POLICIES)
Accounting Method	Accounting Method The Company recognizes income and expenses based on the accrual method of accounting.
Dividend Policy	Dividend Policy The Company has not yet adopted a policy regarding payment of dividends.
Basic and Diluted Net Loss Per Share
Basic and Diluted Net Loss Per Share

Basic net loss per share amounts are computed based on the weighted average number of shares actually outstanding.   Diluted net income (loss) per share amounts are computed using the weighted average number of common and common equivalent shares outstanding as if shares had been issued on the exercise of the common share rights unless the exercise becomes antidulutive and then the basic and diluted per share amounts are the same.

Income Taxes

Income Taxes

The Company utilizes the liability method of accounting for income taxes.  Under the liability method deferred tax assets and liabilities are determined based on differences between financial reporting and the tax bases of the assets and liabilities and are measured using the enacted tax rates and laws that will be in effect, when the differences are expected to be reversed.   An allowance against deferred tax assets is recorded, when it is more likely than not, that such tax benefits will not be realized.

The Company utilizes the liability method of accounting for income taxes.  Under the liability method deferred tax assets and liabilities are determined based on differences between financial reporting and the tax bases of the assets and liabilities and are measured using the enacted tax rates and laws that will be in effect, when the differences are expected to be reversed.   An allowance against deferred tax assets is recorded, when it is more likely than not, that such tax benefits will not be realized.

The Company’s deferred tax assets, valuation allowance, and change in valuation allowance are as follows (“NOL” denotes Net Operating Loss):

Period Ended	Estimated NOL Carry-Forward	NOL Expires	Estimated Tax Benefit from NOL	Valuation Allowance	Net Tax Benefit

12/31/06	$ 1,678	2026	$ 503	$ (503)	$ -

12/31/07	8,517	2027	2,555	(2,555)	-

12/31/08	39,475	2028	11,842	(11,842)	-

12/31/09	35,459	2029	10,638	(10,638)	-

12/31/10	21,202	2030	6,361	(6,361)	-

12/31/11	18,582	2031	5,575	(5,575)	-

6/30/12	133,098	2032	39,929	(39,929)	-

	$ 258,011		$ 77,403	$ (77,403)	$ -

The total valuation allowance as of June 30, 2012 is $(77,403) which increased by $(39,929) for the six months ended June 30, 2012.

Foreign Currency Translations

Foreign Currency Translations

Part of the transactions of the Company were completed in Canadian dollars and have been translated to US dollars as incurred, at the exchange rate in effect at the time, and therefore, no gain or loss from the translation is recognized.  The functional currency is considered to be US dollars.

Revenue Recognition	Revenue Recognition Revenue is recognized on the sale and delivery of a product or the completion of a service provided.
Advertising and Market Development	Advertising and Market Development The company expenses advertising and market development costs as incurred.
Financial Instruments	Financial Instruments
The carrying amounts of financial instruments are considered by management to be their fair value due to their short term maturities.

Estimates and Assumptions

Estimates and Assumptions

Management uses estimates and assumptions in preparing financial statements in accordance with general accepted accounting principles.  Those estimates and assumptions affect the reported amounts of the assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.   Actual results could vary from the estimates that were assumed in preparing these financial statements.

Reclassification	Reclassification Certain prior period amounts have been reclassified to conform to the current period’s financial statement presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting standards promulgated by the FASB change periodically. Changes in such standards may have an impact on the Company's future financial statements. The following are a summary of recent accounting developments.

In May 2011, the Financial Accounting Standards Board ("FASB") issued  Accounting Standards Update No. 2011-04, "Fair  Value  Measurements (Topic  820):  Amendments to  Achieve  Common  Fair  Value  Measurement  and Disclosure  Requirements in  U .S. GAAP  and IFRS"  ("ASU  2011-04").     ASU 2011-04 redefines many of the requirements in U .S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS.   ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs.  This new guidance is effective for the Company beginning in the first quarter of 2012.   The adoption of this standard did not materially impact the Company's financial statement footnote disclosures.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income. The new guidance allows a n entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements.  The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders' equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income from that of current accounting guidance. This new guidance is effective for years and interim periods beginning after December IS, 20 II. The Company's adoption of this accounting guidance did not have a material impact on its financial statements and related disclosures.

In December 2011, the FASB   issued   Accounting Standards Update ("ASU") No.  2011-1 2,  Topic   220   - Comprehensive income ("ASU 2011-1 2"), which indefinitely deferred  certain provisions of ASU 2011-05, including the  requirement   to  present   reclassification  adjustments  out  of  accumulated  other  comprehensive  income  by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011.  The Company's adoption of ASU 20 11-12 did not have a material impact on its financial statements and related disclosures.

In July, 2012, the FASB issued guidance on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low. The changes permit businesses and other organizations to first use subjective criteria to determine if an in tangible asset has lost value. The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 2012.  Early adoption is permitted. The Company  does  not  expect  adopt ion of  this accounting  guidance  will have a  material  impact  on  its  financial statements and related disclosures.

The Company has also reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial statements and related disclosures.

Tax Assets (TABLES)	6 Months Ended
Jun. 30, 2012
Tax Assets
Tax Assets

The Company’s deferred tax assets, valuation allowance, and change in valuation allowance are as follows (“NOL” denotes Net Operating Loss):

Period Ended	Estimated NOL Carry-Forward	NOL Expires	Estimated Tax Benefit from NOL	Valuation Allowance	Net Tax Benefit

12/31/06	$ 1,678	2026	$ 503	$ (503)	$ -

12/31/07	8,517	2027	2,555	(2,555)	-

12/31/08	39,475	2028	11,842	(11,842)	-

12/31/09	35,459	2029	10,638	(10,638)	-

12/31/10	21,202	2030	6,361	(6,361)	-

12/31/11	18,582	2031	5,575	(5,575)	-

6/30/12	133,098	2032	39,929	(39,929)	-

	$ 258,011		$ 77,403	$ (77,403)	$ -

Convertible Promisory Notes (TABLES)	6 Months Ended
Jun. 30, 2012
Convertible Promisory Notes
Convertible Promisory Notes

In connection with the binding letter of intent dated April 10, 2012 between the Company and DDAC, Coventry Capital LLC (Holder) advanced a total $450,000, under convertible promissory notes.

Advance Date	$ Advanced
April 12, 2012	$150,000
April 27, 2012	$100,000
May 24, 2012	$100,000
June 11, 2012	$100,000
Total	$450,000

Organization (DETAILS) (USD $)	Jun. 30, 2012	Apr. 10, 2012	Dec. 12, 2006
Organization Details
Authorized shares in the former company			200,000,000
Value per share in the former company			$ 0.001
Financing through convertible debentures		$ 1,000,000
Shares acquired through reverse acquisition	18,000,000
Percentage of ownership interest after acquisition	0.375

IncomeTax Expenses (DETAILS) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006
IncomeTax Expenses Details
Net operating loss carry forwards	$ 133,098	$ 18,582	$ 21,202	$ 35,459	$ 39,475	$ 1,678
Estimated tax benefit from net operating loss	39,929	5,575	6,361	10,638	11,842	503
Valuation allowance	(39,929)	(5,575)	(6,361)	(10,638)	(11,842)	(503)
Net tax benefit	0	0	0	0	0	0
Total Net operating loss carry forwards	258,011
Total Estimated tax benefit from net operating loss	77,403
Total Valuation allowance	(77,403)
Total Net tax benefit	$ 0
Operating Loss Carry forwards Expiration Dates	2,032	2,031	2,030	2,029	2,028	2,026

Related Party Loans (DETAILS) (USD $)	6 Months Ended
Jun. 30, 2012
Related Party Loans Details
Proceeds from related party advances	$ 5,322
Repayments of related party advances	$ 69,892

Receivables (DETAILS) (USD $)	Jun. 30, 2012	Apr. 10, 2012
Receivables Details
Notes receivables from DDAC		$ 450,000
Interest rate on notes receivables		0.1
Accrued interest on notes receivables	$ 6,535

Notes Payables (DETAILS) (USD $)	Jun. 30, 2012	Jun. 11, 2012	May 24, 2012	Apr. 27, 2012	Apr. 12, 2012
Notes Payables Details
Convertible promissory notes payable	$ 450,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000
Interest rate of per month before share exchange transactioon					0.01
Interest rate of per year after share exchange transactioon					0.03

Common Stock Issues (DETAILS) (USD $)	Mar. 31, 2012	Dec. 12, 2011	Oct. 31, 2008	Apr. 15, 2007
Common Stock Issues Details
Common shares issued through private placement			24,000,000	49,500,000
Cosideration for privateplacement issues			$ 40,000	$ 1,650
Dividend paid in stock per share		29
Common shares issued and outstanding	73,500,000